EQUITY (Schedule of Share Capital) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 ILS (₪) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 ILS (₪) shares
Number of Ordinary Shares
Authorized share capital | shares	250,000,000	250,000,000	150,000,000	150,000,000
Issued and paid-up share capital | shares	105,063,437	105,063,437	57,033,355	57,033,355
Issued and paid-up share capital | $	$ 2,836,139		$ 1,513,294
NIS [Member]
Number of Ordinary Shares
Authorized share capital | ₪		₪ 25,000,000		₪ 15,000,000
Issued and paid-up share capital | ₪		₪ 10,506,344		₪ 5,703,336